Off-Balance Sheet Activities (Tables)	12 Months Ended
Dec. 31, 2012
Off-Balance Sheet Activities Tables
Schedule of financial instruments with off-balance sheet risk

The contractual amount of financial instruments with off-balance sheet risk was as follows at December 31:

(Dollars in thousands)	2012		2011
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Unused lines of credit and letters of credit	$2,474	$49,196	$2,868	$47,217
Commitments to fund loans (at market rates)	5,145	5,798	3,610	1,919